GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of changes in the carrying value of goodwill

The following table presents the changes in the carrying value of goodwill during the years ended December 31, 2019 and 2020 (in thousands):

Amount
Balance as of December 31, 2018	$91,782
Acquisition	9,788
Foreign currency translation adjustment	102
Balance as of December 31, 2019	101,672
Acquisition	13,105
Foreign currency translation adjustment	973
Balance as of December 31, 2020	$115,750

Schedule of Intangible assets

Intangible assets, net as of October 2, 2021 consisted of the following (in thousands):

	October 2, 2021
	Gross	Foreign
	Carrying	Currency	Accumulated
	Amount	Translation	Amortization	Net Amount
Trade names and trademarks	$135,100	$476	$14,839	$120,737
Patented technology	16,126	70	4,772	11,424
Pool designs	5,728	286	956	5,058
Franchise relationships	1,187	59	694	552
Dealer relationships	160,376	23	27,434	132,965
Non-competition agreements	2,476	—	1,381	1,095
	$320,993	$914	$50,076	$271,831

Intangible assets, net as of December 31, 2020 consisted of the following (in thousands):

	December 31,2020
	Gross	Foreign
	Carrying	Currency	Accumulated
	Amount	Translation	Amortization	Net Amount
Trade names and trademarks	$135,100	$1,047	$10,258	$125,889
Patented technology	16,126	155	3,452	12,829
Pool designs	5,728	629	648	5,709
Franchise relationships	1,187	130	470	847
Dealer relationships	160,376	52	17,697	142,731
Non-competition agreements	2,476	—	1,008	1,468
	$320,993	$2,013	$33,533	$289,473

Intangible assets, net as of December 31, 2019 consisted of the following (in thousands):

	December 31, 2019
	Gross	Foreign
	Carrying	Currency	Accumulated	Net
	Amount	Translation	Amortization	Amount
Trade names and trademarks	$125,600	$99	$5,032	$120,667
Patented technology	16,126	14	1,698	14,442
Pool designs	5,728	59	239	5,548
Franchise relationships	1,187	12	173	1,026
Dealer relationships	123,176	5	8,530	114,651
Non-competition agreements	2,476	—	513	1,963
	$274,293	$189	$16,185	$258,297

The Company recognized $15.6 million of amortization expense related to intangible assets during the year ended December 31, 2019.

Intangible assets, net as of December 31, 2020 consisted of the following (in thousands):

	December 31, 2020
	Gross	Foreign
	Carrying	Currency	Accumulated	Net
	Amount	Translation	Amortization	Amount
Trade names and trademarks	$135,100	$1,047	$10,258	$125,889
Patented technology	16,126	155	3,452	12,829
Pool designs	5,728	629	648	5,709
Franchise relationships	1,187	130	470	847
Dealer relationships	160,376	52	17,697	142,731
Non-competition agreements	2,476	—	1,008	1,468
	$320,993	$2,013	$33,533	$289,473

Schedule of estimated amortization expense related to definite-lived intangible assets

The Company estimates that amortization expense related to definite-lived intangible assets will be as follows in each of the next five years and thereafter (in thousands):

Estimated Future
Year Ended	Amortization Expense
Remainder of fiscal 2021	$5,415
2022	21,959
2023	21,768
2024	20,948
2025	20,791
Thereafter	180,950
$271,831

The Company estimates that amortization expense related to definite-lived intangible assets will be as follows in each of the next five years and thereafter (in thousands):

Estimated Future
Amortization
Year Ended	Expense
2021	$21,959
2022	21,959
2023	21,768
2024	20,948
2025	20,791
Thereafter	182,048
$289,473